Post-Employment Benefit Obligations - Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Interest cost for defined benefits plan	$ 110,580	$ 104,918	$ 108,699
Interest income from the plan assets	(3)	(15)	(27)
(Gains) losses from remeasurement of defined benefit plans	(9,312)	476,805	576,143
Other Comprehensive Income [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current service cost for defined benefits plan	383	6,278	11,255
Interest cost for defined benefits plan	248,864	276,103	357,751
Interest income from the plan assets	(139,319)	(174,136)	(251,095)
Past service cost		(18,949)	(8,643)
Defined benefit plan obligation reductions		(69,859)
Interest cost on asset ceiling components	1,032	2,936	2,016
Expenses recognized in Profit or Loss	110,960	22,373	111,284
(Gains) losses from remeasurement of defined benefit plans	(9,312)	476,805	576,143
Total expense recognized in Comprehensive Income	$ 101,648	$ 499,178	$ 687,427